Note 15 - Stockholders' Equity (deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 15 - Stockholders' Equity (deficit)

NOTE 13—STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

On July 29, 2016, we filed an Amendment to the Articles of Incorporation Designating Rights, Privileges, and Preferences of Series A Preferred Stock with the Nevada Secretary of State respecting 1,515,000 shares of Series A Preferred Stock. The Series A Preferred Stock ranks equal to our common stock respecting the payment of dividends and distribution of assets upon liquidation, dissolution, or winding up. Each share is entitled to 50 votes, voting with the common stock as a single class.

No shares of preferred stock are issued and outstanding.

Common Stock

On February 2, 2017, we sold 36,000,000 shares of common stock to Kodiak Capital Group LLC for total cash proceeds of $148,680.

During the three months ended March 31, 2017, we issued 100,000 shares of common stock for services. The shares were valued at the closing stock price on the date of grant, for a total noncash expense of $625.

The following table reflects the amounts of principal, interest, and fees converted, and the corresponding number of shares issued, in connection with outstanding convertible promissory notes during the three months ended March 31, 2017:

Date	Note Holder	Shares Issued	Amount

01/03/2017	EMA Financial LLC	17,400,000	$ 17,400.00
01/04/2017	EMA Financial LLC	19,200,000	19,200.00
01/05/2017	Adar Bays LLC	18,637,742	14,444.25
01/05/2017	Black Forest Capital LLC	10,000,000	7,750.00
01/06/2017	EMA Financial LLC	21,704,000	21,704.00
01/11/2017	Black Forest Capital LLC	15,000,000	11,625.00
01/13/2017	Black Forest Capital LLC	20,000,000	15,500.00
01/13/2017	EMA Financial LLC	24,556,110	24,556.11
01/13/2017	Microcap Equity Group LLC	22,851,306	17,138.48
01/17/2017	Black Forest Capital LLC	22,000,000	17,050.00
01/17/2017	Microcap Equity Group LLC	13,148,693	9861.52
01/17/2017	Tangiers Investment Group LLC	21,569,061	15,044.42
01/18/2017	Black Forest Capital LLC	22,500,000	17,437.50
01/18/2017	Kodiak Capital Group LLC	52,000,000	20,800.00
01/19/2017	Black Forest Capital LLC	11,939,846	9,253.38
01/19/2017	Kodiak Capital Group LLC	65,000,000	26,000.00
01/20/2017	Auctus Fund LLC	32,760,000	20,311.20
01/20/2017	Colonial Stock Transfer	13,289,051	8,970.11
01/24/2017	Kodiak Capital Group LLC	77,000,000	30,800.00
01/30/2017	Auctus Fund LLC	42,700,000	17,080.00
02/13/2017	Kodiak Capital Group LLC	24,716,275	9,886.51
02/13/2017	Kodiak Capital Group LLC	48,000,000	19,200.00
02/15/2017	Auctus Fund LLC	45,207,264	30,741
		661,179,348	$401,753.48

NOTE 15—STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

On February 9, 2015, we issued 1,250 shares of common stock per the terms of the licensing agreement with Loyl.Me LLC. The shares were valued at $40.00 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $50,000.

On April 10, 2015, we issued 281 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $29.36 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $8,250.

On July 10, 2015, we issued 1,202 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $20.80 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $25,000.

On October 10, 2015, we authorized the issuance of 3,882 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $6.44 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $25,000.

Pursuant to our November 10, 2015, agreement, on January 14, 2016, we issued 500,000 shares of our common stock in exchange for 10 million shares of MHB, Inc. The shares were valued at $5.80 per share, the closing stock price on the date of grant, for a total of $2,900,000. On December 22, 2016, we cancelled 485,000 shares of our common stock previously issued to MHB under this agreement.

On January 14, 2016, we granted 2,500 shares of common stock to the successor-in-interest to Loyl.Me LLC, in connection with an amendment to the license agreement. The shares were valued at $5.60 per share, the closing stock price on the date of grant, for a total noncash expense of $14,000.

On February 8, 2016, we issued 1,250 shares of common stock in consideration for accounting services rendered. The shares were valued at $5.00 per share, the closing stock price on the date of grant, for a total noncash expense of $6,250.

On February 11, 2016, we issued 3,125 shares of common stock in consideration for consulting services rendered. The shares were valued at $5.00 per share, the closing stock price on the date of grant, for a total noncash expense of $15,625.

On March 31, 2016, we entered into an Agreement of Termination, Compromise, Settlement and Mutual Release of Claims, with LuvBuds, LLC, Brett Harris, and Tag Distributing LLC, to resolve, compromise, settle, and dispose of and any and all disputes and claims that existed or may exist among the parties. Pursuant to the terms of the agreement, Mr. Harris retained the stock grant for 15,000 shares of common stock. The shares were valued at $4.40 per share, the closing stock price on the date of grant, for a total noncash expense of $66,000.

On May 23, 2016, we entered into Amendment No. 1 to 10% Convertible Promissory Note to amend the terms of the 10% Convertible Promissory Note dated November 18, 2015, with an accredited investor. In consideration of the investor’s agreement not to submit a notice of conversion prior to June 10, 2016, we issued a grant of restricted stock of 5,000 shares of common stock to it. The shares were valued at $1.20 per share, the closing stock price on the date of grant, for a total noncash expense of $6,000.

On July 27, 2016, we entered into a Share Exchange Agreement with an entity owned by one of our directors to exchange 75,750 (1,515,000 shares of our pre-reverse-split common stock) for 1,515,000 shares of our Series A Preferred Stock. As provided in the terms of the Series A Preferred Stock, on October 17, 2016, the effective date of our recapitalization, the Series A Preferred Stock was automatically converted into 75,750 shares of common stock.

On August 10, 2016, pursuant to an Advisory Engagement Agreement, we issued to an employee a grant of restricted stock for 12,500 shares of our common stock, to vest over 12 months in accordance with the schedule set forth in the stock grant.

On August 11, 2016, we issued 6,250 shares of common stock in consideration for consulting services rendered. The shares were valued at $2.10 per share, the closing stock price on the date of grant, for a total noncash expense of $13,125.

During the fourth quarter of 2016 we issued 1,953,125 shares of common stock for services. The shares were valued at the closing stock price on the date of grant, for a total noncash expense of $5,431.

The following table reflects the amounts of principal, interest, and fees converted, and the corresponding number of shares issued, in connection with outstanding convertible promissory notes during the year ended December 31, 2016:

Date	Note Holder	Price	Shares Issued	Amount Converted

04/29/2016	Blackbridge Capital	$ 1.38	16,667	$ 25,000.00
05/03/2016	EMA Financial LLC	1.50	3,500	5,250.00
05/19/2016	Blackbridge Capital, LLC	0.02	6,061	(1)
05/27/2016	Blackbridge Capital, LLC	0.02	102,273	(1)
05/27/2016	EMA Financial LLC	0.12	50,000	5,500.00
06/03/2016	Black Forest Capital. LLC	0.20	50,000	10,000.00
06/06/2016	Auctus Fund, LLC	0.22	54,703	12,034.30
06/08/2016	Blackbridge Capital, LLC	0.08	100,000	10,000.00
06/08/2016	EMA Financial LLC	0.06	63,630	3,744.63
06/09/2016	EMA Financial LLC	0.04	74,330	2,861.69
06/09/2016	Tangiers Investment Group, LLC	0.08	135,065	10,400.00
06/10/2016	Auctus Fund	0.08	53,370	4,109.67
06/10/2016	Black Forest Capital. LLC	0.06	71,429	5,000.00
06/10/2016	Blackbridge Capital, LLC	0.06	142,857	10,000.00
06/13/2016	EMA Financial LLC	0.02	100,331	2,207.27
06/14/2016	Blackbridge Capital, LLC	0.02	81,818	(2)
06/14/2016	Tangiers Investment Group, LLC	0.06	184,298	11,150.00
06/15/2016	Black Forest Capital. LLC	0.06	90,909	5,000.00
06/16/2016	Tangiers Investment Group, LLC	0.04	55,632	2,509.00
06/17/2016	Black Forest Capital. LLC	0.04	122,500	5,022.50
06/17/2016	Blackbridge Capital, LLC	0.02	101,045	(3)
06/20/2016	Adar Bays LLC	0.04	107,692	4,415.39
06/20/2016	Blackbridge Capital, LLC	0.02	62,084	(2)
06/21/2016	Black Forest Capital. LLC	0.04	122,500	5,022.50
06/22/2016	Black Forest Capital. LLC	0.04	135,000	5,535.00
06/27/2016	Blackbridge Capital, LLC	0.04	12,195	500.00
07/08/2016	Adar Bays LLC	0.04	75,000	3,075.00
07/15/2016	Kodiak Capital Group LLC	0.02	158,183	3,717.00
10/07/2016	Kodiak Capital Group LLC	0.007	163,044	1,222.82
10/17/2016	Auctus Fund LLC	0.000	166,039	2,374.35
10/18/2016	EMA Financial LLC	0.005	179,800	934.60
10/19/2016	Black Forest Capital, LLC	0.013	174,000	2,262.00
10/20/2016	Black Forest Capital, LLC	0.013	190,770	2,480.00
10/21/2016	Black Forest Capital, LLC	0.013	210,000	2,730.00
10/21/2016	Auctus Fund LLC	0.014	174,170	2,490.63
10/21/2016	EMA Financial LLC	0.005	216,450	1,125.54
10/24/2016	Microcap Equity Group LLC	0.013	174,153	2,264.00
10/24/2016	Black Forest Capital, LLC	0.013	239,000	3,107.00
10/24/2016	Microcap Equity Group LLC	0.013	239,230	3,110.00
10/25/2016	Auctus Fund LLC	0.010	239,600	2,491.84
10/26/2016	Colonial Stock Transfer	0.012	205,128	2,400.00
10/26/2016	Black Forest Capital, LLC	0.013	259,000	3,367.00
10/26/2016	Microcap Equity Group LLC	0.013	260,153	3,382.00
10/27/2016	Adar Bays LLC	0.020	250,000	5,000.00
10/27/2016	Auctus Fund LLC	0.010	284,100	2,954.64
10/27/2016	EMA Financial LLC	0.005	293,300	1,525.16
10/27/2016	Microcap Equity Group LLC	0.013	260,153	3,382.00
10/31/2016	Black Forest Capital, LLC	0.013	311,285	4,000.00
10/31/2016	Adar Bays LLC	0.012	342,412	4,400.00
10/31/2016	Microcap Equity Group LLC	0.012	373,913	4,300.00
10/31/2016	Kodiak Capital Group LLC	0.000	171,000	64.12
10/31/2016	EMA Financial LLC	0.005	429,213	1,974.38
11/01/2016	Auctus Fund LLC	0.009	374,500	3,445.40
11/01/2016	Adar Bays LLC	0.011	373,913	4,300.00
11/01/2016	Microcap Equity Group LLC	0.012	414,956	4,772.00
11/02/2016	Adar Bays LLC	0.011	469,565	5,400.00
11/02/2016	EMA Financial LLC	0.004	530,500	2,153.83
11/03/2016	Black Forest Capital, LLC	0.011	370,000	3,977.50
11/03/2016	Auctus Fund LLC	0.008	374,500	3,040.94
11/03/2016	Tangiers Investment Group LLC	0.0091	1,028,681	9,397.00
11/04/2016	Microcap Equity Group LLC	0.010	512,315	5,200.00
11/04/2016	Kodiak Capital Group LLC	0.000	824,694	309.26
11/04/2016	Tangiers Investment Group, LLC	0.005	1,381,761	6,591.00
11/07/2016	Adar Bays LLC	0.010	465,116	5,000.00
11/07/2016	Adar Bays LLC	0.005	462,264	2,450.00
11/07/2016	Adar Bays LLC	0.003	664,528	3,522.00
11/08/2016	Microcap Equity Group LLC	0.000	497,767	(1)
11/08/2016	Black Forest Capital, LLC	0.003	690,000	3,657.10
11/08/2016	Adar Bays LLC	0.0053	274,151	1,203.00
11/08/2016	EMA Financial LLC	0.002	895,500	1,898.46
11/09/2016	Auctus Fund LLC	0.005	867,000	4022.88
11/09/2016	Tangiers Investment Group LLC	0.0048	1,736,268	8,282.00
11/09/2016	Adar Bays LLC	0.005	513,585	2,722.00
11/09/2106	Black Forest Capital, LLC	0.005	301,436	1,597.61
11/10/2016	Microcap Equity Group LLC	0.0053	866,037	4,590.00
11/10/2016	Adar Bays LLC	0.0053	1,028,113	5,449.00
11/11/2016	Black Forest Capital, LLC	0.0029	930,000	2,650.50
11/11/2016	Microcap Equity Group LLC	0.0028	744,489	2,121.79
11/11/2016	Tangiers Investment Group LLC	0.0026	2,502,534	6,419.00
11/14/2016	EMA Financial LLC	0.001	2,752,000	2,752.00
11/14/2016	Adar Bays LLC	0.0029	1,198,596	3,416.00
11/15/2016	Auctus Fund LLC	0.0017	1,450,000	2,436.00
11/15/2016	Black Forest Capital LLC	0.0021	1,450,000	3,045.00
11/15/2016	Adar Bays LLC	0.0021	1,458,452	3,062.75
11/21/2016	Black Forest Capital LLC	0.0015	1,870,000	2,805.00
11/22/2016	Tangiers Investment Group LLC	0.0013	3,749,630	5,062.00
11/22/2016	Microcap Equity Group LLC	0.0015	1,333,333	2,000.00
11/23/2016	EMA Financial LLC	0.001	4,888,000	4,888.00
11/23/2016	Black Forest Capital LLC	0.0015	1,950,000	2,925.00
11/23/2016	Adar Bays LLC	0.0014	1,873,074	2,528.65
11/28/2016	Adar Bays LLC	0.0014	2,220,000	2,997.00
11/28/2016	Black Forest Capital LLC	0.0013	1,950,000	2,437.50
11/29/2016	Tangiers Investment Group LLC	0.0011	5,314,667	5,979.00
11/29/2016	EMA Financial LLC	0.0005	6,089,500	6,089.50
11/29/2016	Adar Bays LLC	0.0011	2,654,222	2,986.00
11/29/2016	Adar Bays LLC	0.0011	2,862,222	3,220.00
11/30/2016	Black Forest Capital LLC	0.0013	2,640,000	3,300.00
11/30/2016	Adar Bays LLC	0.0011	3,706,667	4,170.00
12/01/2016	Black Forest Capital LLC	0.0013	3,103,992	3,900.48
12/01/2016	Adar Bays LLC	0.0011	3,642,978	4,098.35
12/01/2016	Auctus Fund LLC	0.0010	3,564,000	3,564.00
12/05/2016	EMA Financial LLC	0.0010	9,993,000	9,993.00
12/05/2016	Black Forest Capital LLC	0.0011	4,500,000	4,950.00
12/05/2016	Adar Bays LLC	0.0011	3,641,755	4,005.93
12/05/2016	Microcap Equity Group LLC	0.0011	3,636,363	4,000.00
12/05/2016	Tangiers Investment Group LLC	0.0010	9,085,859	8,995.00
12/07/2016	Auctus Fund LLC	0.0009	3,564,000	3,136.32
12/07/2016	EMA Financial LLC	0.001	13,380,000	13,380.00
12/07/2016	Black Forest Capital LLC	0.0011	6,000,000	6,600.00
12/09/2016	Black Forest Capital LLC	0.0011	7,000,000	7,700.00
12/12/2016	Auctus Fund LLC	0.0016	4,535,000	3,990.80
12/13/2016	Black Forest Capital LLC	0.0011	7,100,000	7,810.00
12/13/2016	Auctus Fund LLC	0.0008	7,790,000	6,543.60
12/14/2016	EMA Financial LLC	0.0004	10,940,250	10,940.25
12/15/2016	Black Forest Capital LLC	0.0008	8,500,000	6,800.00
12/16/2016	Auctus Fund LLC	0.0006	8,241,688	5,274.68
12/19/2016	Microcap Equity Group LLC	0.0008	7,500,000	6,000.00
12/20/2016	Black Forest Capital LLC	0.0008	8,487,500	6,790.00
12/21/2016	Adar Bays LLC	0.0008	8,750,000	7,000.00
12/21/2016	EMA Financial LLC	0.001	10,632,000	10,632.00
12/22/2016	Black Forest Capital LLC	0.0008	7,800,000	6,240.00
12/27/2016	EMA Financial LLCs	0.001	12,470,000	12,470.00
12/27/2016	Adar Bays LLC	0.0016	11,677,419	9,050.00
12/28/2016	Microcap Equity Group LLC	0.0008	9,333,333	7,000.00
12/28/2016	Adar Bays LLC	0.0008	12,076,129	9,359.00
12/28/2016	Adar Bays LLC	0.0008	13,281,290	10,293.00
12/28/2016	Black Forest Capital LLC	0.0008	7,452,710	5,775.85
12/28/2016	EMA Financial LLC	0.001	13,714,000	13,714.00
12/29/2016	Adar Bays LLC	0.008	16,069,355	12,453.75
12/30/2016	Adar Bays LLC	0.008	16,000,000	12,000.00
			353,106,142

_______________

(1)   Additional shares issued for the April 29, 2016, conversion.

(2)   Additional shares issued for the June 8, 2016, conversion.

(3)   Additional shares issued for the June 10, 2016, conversion.

Preferred Stock

On July 29, 2016, we filed an Amendment to the Articles of Incorporation Designating Rights, Privileges, and Preferences of Series A Preferred Stock with the Nevada Secretary of State respecting 1,515,000 shares of Series A Preferred Stock. The Series A Preferred Stock ranks equal to our common stock respecting the payment of dividends and distribution of assets upon liquidation, dissolution, or winding up. Each share is entitled to 50 votes, voting with the common stock as a single class.

On July 27, 2016, we entered into a Share Exchange Agreement to exchange 1,515,000 pre-reverse-split shares of our common stock owned by an entity owned by one of our directors for 1,515,000 shares of our Series A Preferred Stock. As provided in the terms of the Series A Preferred Stock, upon October 17, 2016, the effective date of our recapitalization, the Series A Preferred Stock was automatically converted into 75,750 shares of common stock.